Segment Information - Schedule of Operating Segments (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Profit before tax	€ 149,711	€ 105,122	€ 188,963	€ 104,641
Finance costs, net	(25,612)	(27,389)	(50,390)	(63,439)
Depreciation and amortization	(27,312)	(24,136)	(53,504)	(47,384)
EBITDA	202,635	156,647	292,857	215,464
Foreign exchange loss	2,570	(5,483)	(9,301)	(17,138)
IPO-related costs		(166)		(7,459)
Share-based compensation expenses				(3,591)
Adjusted EBITDA	200,065	162,296	302,158	243,652
Revenue	574,330	481,244	936,049	784,168
Total Reportable Segments
Disclosure of operating segments [line items]
Adjusted EBITDA	211,224	165,783	318,608	252,657
Revenue	573,189	480,297	933,751	781,362
Total Reportable Segments | Americas
Disclosure of operating segments [line items]
Adjusted EBITDA	112,859	93,098	179,251	144,651
Revenue	312,524	254,046	523,224	435,499
Total Reportable Segments | EMEA
Disclosure of operating segments [line items]
Adjusted EBITDA	81,057	62,689	107,848	87,155
Revenue	212,845	189,519	315,604	277,047
Total Reportable Segments | APAC
Disclosure of operating segments [line items]
Adjusted EBITDA	17,308	9,996	31,509	20,851
Revenue	47,820	36,732	94,923	68,816
Corporate / Other
Disclosure of operating segments [line items]
Adjusted EBITDA	(11,159)	(3,487)	(16,450)	(9,005)
Revenue	€ 1,141	€ 947	€ 2,298	€ 2,806